INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2015
Investments Disclosure [Abstract]
Schedule of trading securities
The Company's trading securities were included in the following line items in our consolidated balance sheets (in millions):

December 31,	2015	2014
Marketable securities	$229	$315
Other assets	93	94
Total trading securities	$322	$409

Certain Debt and Marketable Equity Securities, Available-for-Sale And Held-To-Maturity Securities, Value and Maturities
As of December 31, 2015 and 2014, the Company did not have any held-to-maturity securities. Available-for-sale securities consisted of the following (in millions):

		Gross Unrealized			Estimated Fair Value
	Cost	Gains	Losses
2015
Available-for-sale securities:[1]
Equity securities	$3,573	$485	$(84)		$3,974
Debt securities	4,593	64	(25)		4,632
Total	$8,166	$549	$(109)		$8,606
2014
Available-for-sale securities:[1]
Equity securities	$2,687	$1,463	$(29)		$4,121
Debt securities	3,796	68	(106)	[2]	3,758
Total	$6,483	$1,531	$(135)		$7,879

[1]	Refer to Note 16 for additional information related to the estimated fair value.
[2] Includes $101 million recognized in the consolidated income statement line item other income (loss) — net during the year ended December 31, 2014. The amount was primarily offset by changes in the fair value of foreign currency contracts designated as fair value hedges. Refer to Note 5 for additional information.

Schedule of Realized Gain (Loss) [Table Text Block]
The sale and/or maturity of available-for-sale securities resulted in the following activity (in millions):

Year Ended December 31,	2015	2014	2013
Gross gains	$103	$38	$12
Gross losses	(42)	(21)	(24)
Proceeds	4,043	4,157	4,212

Investments By Balance Sheet Grouping
The Company's available-for-sale securities were included in the following line items in our consolidated balance sheets (in millions):

December 31,	2015	2014
Cash and cash equivalents	$361	$43
Marketable securities	4,040	3,350
Other investments	3,280	3,512
Other assets	925	974
Total	$8,606	$7,879

Contractual maturity amounts of the investment securities
The contractual maturities of these investments as of December 31, 2015 were as follows (in millions):

	Available-for-Sale Securities
	Cost	Fair Value
Within 1 year	$2,496	$2,496
After 1 year through 5 years	1,709	1,728
After 5 years through 10 years	111	122
After 10 years	277	286
Equity securities	3,573	3,974
Total	$8,166	$8,606